UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class A Shares - KGGAX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$65	1.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,249,247,202	133	$8,923,282	27%

What did the Fund invest in?

Country WeightingsFootnote Reference*

South Korea
17.0%
Canada
14.5%
United States
10.0%
South Africa
6.5%
China
4.7%
United Kingdom
4.6%
Japan
4.4%
Russia
4.1%
Hong Kong
3.5%
Brazil
3.3%
Singapore
3.1%
Kazakhstan
2.9%
Other Countries
13.1%

Value	Value
Other Countries	13.1%
Kazakhstan	2.9%
Singapore	3.1%
Brazil	3.3%
Hong Kong	3.5%
Russia	4.1%
Japan	4.4%
United Kingdom	4.6%
China	4.7%
South Africa	6.5%
United States	10.0%
Canada	14.5%
South Korea	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	3.9%
Anglo American Platinum, Ltd.	3.2%
Impala Platinum Holdings, Ltd.	3.0%
CK Hutchison Holdings, Ltd.	2.5%
Golden Agri-Resources, Ltd. Footnote Reference**	2.2%
Range Resources Corp.	2.1%
K+S AG	2.1%
Newmont Corp. CDI	2.1%
Korea Electric Power Corp.	1.9%
Baidu, Inc., Cl A	1.8%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGGAX-SAR-2025

The Advisors' Inner Circle Fund II

Kopernik Global All-Cap Fund

Class I Shares - KGGIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$52	1.00%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,249,247,202	133	$8,923,282	27%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	13.1%
Kazakhstan	2.9%
Singapore	3.1%
Brazil	3.3%
Hong Kong	3.5%
Russia	4.1%
Japan	4.4%
United Kingdom	4.6%
China	4.7%
South Africa	6.5%
United States	10.0%
Canada	14.5%
South Korea	17.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	3.9%
Anglo American Platinum, Ltd.	3.2%
Impala Platinum Holdings, Ltd.	3.0%
CK Hutchison Holdings, Ltd.	2.5%
Golden Agri-Resources, Ltd. Footnote Reference**	2.2%
Range Resources Corp.	2.1%
K+S AG	2.1%
Newmont Corp. CDI	2.1%
Korea Electric Power Corp.	1.9%
Baidu, Inc., Cl A	1.8%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGGIX-SAR-2025

The Advisors' Inner Circle Fund II

Kopernik International Fund

Class I Shares - KGIIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$53	1.03%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$550,264,897	74	$2,258,558	25%

What did the Fund invest in?

Country WeightingsFootnote Reference*

South Korea
11.8%
Canada
10.6%
South Africa
7.4%
Russia
6.9%
United States
6.9%
China
4.9%
United Kingdom
4.5%
Kazakhstan
3.8%
Brazil
3.6%
Hong Kong
3.5%
Japan
3.0%
Germany
2.7%
Other Countries
7.5%

Value	Value
Other Countries	7.5%
Germany	2.7%
Japan	3.0%
Hong Kong	3.5%
Brazil	3.6%
Kazakhstan	3.8%
United Kingdom	4.5%
China	4.9%
United States	6.9%
Russia	6.9%
South Africa	7.4%
Canada	10.6%
South Korea	11.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	4.1%
Anglo American Platinum, Ltd.	3.6%
Impala Platinum Holdings, Ltd.	3.5%
Newmont Corp. CDI	3.0%
Barrick Gold Corp.	2.9%
K+S AG	2.7%
CK Hutchison Holdings, Ltd.	2.6%
Golden Agri-Resources, Ltd. Footnote Reference**	2.6%
NAC Kazatomprom JSC GDR	2.0%
Baidu, Inc., Cl A	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGIIX-SAR-2025

The Advisors' Inner Circle Fund II

Kopernik International Fund

Investor Shares - KGIRX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$66	1.28%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$550,264,897	74	$2,258,558	25%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.5%
Germany	2.7%
Japan	3.0%
Hong Kong	3.5%
Brazil	3.6%
Kazakhstan	3.8%
United Kingdom	4.5%
China	4.9%
United States	6.9%
Russia	6.9%
South Africa	7.4%
Canada	10.6%
South Korea	11.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LG Uplus Corp. Footnote Reference**	4.1%
Anglo American Platinum, Ltd.	3.6%
Impala Platinum Holdings, Ltd.	3.5%
Newmont Corp. CDI	3.0%
Barrick Gold Corp.	2.9%
K+S AG	2.7%
CK Hutchison Holdings, Ltd.	2.6%
Golden Agri-Resources, Ltd. Footnote Reference**	2.6%
NAC Kazatomprom JSC GDR	2.0%
Baidu, Inc., Cl A	1.9%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-887-4544

  https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-887-4544 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KGIRX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

Investment Advisor
Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX| KGIRX

Kopernik International Fund

Semi-Annual Financials and Other Information

APRIL 30, 2025

Kopernik
Global Investors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2025
(Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes In Net Assets	24
Financial Highlights	26
Notes to Financial Statements	30
Other Information (Form N-CSRS Items 8-11)	46

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 85.5%	Shares	Value
ARGENTINA — 0.4%
Cresud SACIF y A ADR	921,628	$10,128,692

AUSTRALIA — 1.7%
Paladin Energy, Ltd. (AUD) * (A)	9,061,821	34,001,848
Paladin Energy, Ltd. (CAD) * (A)	999,875	3,655,426
		37,657,274
BRAZIL — 2.6%
BrasilAgro - Brasileira de Propriedades Agricolas	1,852,400	6,962,229
Centrais Eletricas Brasileiras SA	3,691,911	28,565,203
Vale SA	2,372,623	22,111,844
		57,639,276
CANADA — 12.1%
Aris Mining Corp. * (A)	3,836,621	20,983,695
Barrick Gold Corp.	1,600,984	30,482,735
Bear Creek Mining Corp. * (A)	12,752,179	1,618,766
Equinox Gold Corp. *	4,812,295	32,358,896
Gabriel Resources, Ltd. * (A)	5,983,906	412,354
Gabriel Resources, Ltd. * † (A)	347,197	23,926
Gabriel Resources, Ltd. * † (A)	496,058	34,184
International Tower Hill Mines, Ltd. * (A)	6,548,183	4,052,670
Ivanhoe Mines, Ltd., Cl A *	1,861,833	16,530,419
Lundin Mining Corp., Cl Common Subs. Receipt	835,953	6,839,946
MEG Energy Corp., Cl Common Subs. Receipt	1,870,187	26,236,339
NexGen Energy, Ltd. *	2,419,938	12,656,276
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	3,293,689
Northern Dynasty Minerals, Ltd. (USD) * (A)	5,740,005	6,601,006
Novagold Resources, Inc. * (A)	6,809,445	28,803,952
Nutrien, Ltd.	190,194	10,850,568
Sandstorm Gold, Ltd.	923,629	8,035,572
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	17,679,810
Seabridge Gold, Inc. (USD) * (A)	2,761,100	34,320,473
Sprott, Inc.	91,249	4,794,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
CANADA — continued
Western Copper & Gold Corp. * (A)	5,570,563	$6,141,924
		272,751,314
CHILE — 1.8%
Empresa Nacional de Telecomunicaciones SA (A)	6,969,148	20,166,509
Sociedad Quimica y Minera de Chile SA ADR	575,318	19,675,875
		39,842,384
CHINA — 4.7%
Baidu, Inc., Cl A *	3,615,100	39,863,779
CGN Power Co., Ltd., Cl H (B)	83,648,000	26,626,253
China Communications Services Corp., Ltd., Cl H	27,952,000	14,557,411
China Gas Holdings, Ltd.	6,248,400	5,649,388
China Reinsurance Group Corp., Cl H	8,148,000	944,901
Guangshen Railway Co., Ltd., Cl H (A)	44,260,679	9,698,143
Hi Sun Technology China, Ltd. * (A)	83,997,000	3,357,454
PAX Global Technology, Ltd.	7,230,000	4,353,857
		105,051,186
FRANCE — 2.2%
Carrefour SA	1,920,196	29,616,519
Eramet SA	173,875	9,641,057
Euroapi SA * (A)	3,367,352	10,532,282
		49,789,858
GERMANY — 2.1%
K+S AG	2,697,426	47,048,157

HONG KONG — 3.5%
Bank of East Asia, Ltd.	2,110,000	2,901,125
CK Hutchison Holdings, Ltd.	9,802,500	55,277,077
First Pacific Co., Ltd.	14,714,000	9,900,580
K Wah International Holdings, Ltd.	4,442,000	995,233
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	883,479
SJM Holdings, Ltd. *	32,676,000	9,115,760
		79,073,254

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
INDONESIA — 0.5%
Indah Kiat Pulp & Paper	9,961,400	$3,092,889
Media Nusantara Citra Tbk PT *	246,244,900	3,892,251
United Tractors TbK PT	3,515,800	4,804,761
		11,789,901
JAPAN — 4.4%
Electric Power Development Co., Ltd.	616,000	10,814,162
Fukuda Corp.	153,800	5,728,568
Inpex Corp.	798,700	9,991,337
Japan Petroleum Exploration Co., Ltd.	1,454,700	10,442,338
Kamigumi Co., Ltd.	441,050	10,796,706
Kato Sangyo Co., Ltd.	240,500	8,413,935
Kyorin Pharmaceutical Co., Ltd. (A)	2,080,100	21,506,929
Suzuken Co., Ltd.	152,300	5,502,238
West Japan Railway Co.	726,200	15,276,340
		98,472,553
KAZAKHSTAN — 2.9%
Halyk Savings Bank of Kazakhstan JSC GDR	456,543	11,090,921
NAC Kazatomprom JSC GDR	492,351	16,437,386
NAC Kazatomprom JSC GDR (B)	1,110,803	37,084,718
		64,613,025
LEBANON — 0.1%
Solidere ADR *(C)	174,732	2,285,495

MALAYSIA — 0.8%
Genting Plantations BHD	7,400,700	8,290,216
Oriental Holdings BHD	5,799,900	9,390,241
		17,680,457
MEXICO — 0.2%
Nemak SAB de CV (B)	30,437,230	4,438,973

PHILIPPINES — 0.4%
Puregold Price Club, Inc.	15,737,300	9,002,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — 4.1%
Etalon Group PLC GDR * (A)(C)	12,219,734	$2,700,561
Federal Grid - Rosseti PJSC *(C)	17,511,927,373	4,463,406
Gazprom PJSC *(C)	25,899,221	14,267,881
Lenta International PJSC GDR *(C)	6,287,850	6,800,310
LSR Group PJSC, Cl A (C)	1,673,664	4,761,370
Moscow Exchange MICEX-RTS PJSC (C)	14,084,614	10,275,413
Polyus PJSC GDR *(C)	6,131,030	19,686,124
RusHydro PJSC *(C)	6,529,118,388	11,099,501
Sberbank of Russia PJSC (C)	12,648,865	14,269,308
VTB Bank PJSC *(C)	9,484,622	3,405,442
		91,729,316
SINGAPORE — 3.1%
First Resources, Ltd.	15,115,900	17,488,834
Golden Agri-Resources, Ltd. (A)	265,609,400	48,824,868
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	3,530,555
		69,844,257
SOUTH AFRICA — 6.5%
Anglo American Platinum, Ltd.	2,106,428	72,132,529
Impala Platinum Holdings, Ltd. *	11,440,682	68,039,193
Sibanye Stillwater, Ltd. *	5,500,091	6,283,866
		146,455,588
SOUTH KOREA — 16.8%
Chong Kun Dang Pharmaceutical Corp.	182,981	10,475,705
DL E&C Co., Ltd. (A)	1,030,608	31,500,138
GS Holdings Corp.	801,696	21,799,063
Hankook & Co., Ltd.	1,160,471	12,257,391
Hankook Tire & Technology, Ltd.	191,371	5,558,530
Harim Holdings Co., Ltd.	95,987	403,593
Hyundai Department Store Co., Ltd. (A)	675,688	28,383,844
Korea Electric Power Corp.	2,346,783	42,324,374
Korean Air Lines Co., Ltd.	547,270	8,068,321
Korean Reinsurance Co.	1,787,026	10,172,437
KT Corp.	714,316	26,103,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued
KT Corp. ADR	1,095,427	$21,317,009
LG Corp.	837,212	39,205,755
LG Uplus Corp. (A)	10,257,251	86,607,957
Lotte Chemical Corp.	265,666	11,269,465
LX Holdings Corp.	1,067,882	4,918,967
LX INTERNATIONAL CORP.	149,371	2,785,875
Pan Ocean Co., Ltd.	5,176,306	12,180,098
PHA Co., Ltd. (A)	478,665	3,332,998
		378,664,608
SRI LANKA — 0.2%
Hemas Holdings PLC	65,748,685	5,345,957

THAILAND — 0.7%
Kasikornbank PCL	2,200,500	10,508,462
Siam Cement PCL	1,032,200	4,932,181
		15,440,643
UKRAINE — 1.2%
Astarta Holding PLC (A)	659,000	9,243,940
MHP SE (LSE Shares) GDR * (A)	3,328,568	16,785,699
MHP SE (USD Shares) GDR * (A)(B)	44,627	225,050
		26,254,689
UNITED KINGDOM — 4.6%
Ashmore Group	4,149,799	8,002,504
Close Brothers Group PLC *	1,924,306	8,368,190
Glencore PLC	3,603,367	11,814,435
Jupiter Fund Management PLC	4,569,516	4,416,925
Schroders PLC	5,031,442	22,169,330
Vodafone Group PLC	26,288,489	25,833,566
Yellow Cake PLC * (A)(B)	3,865,383	22,253,656
		102,858,606
UNITED STATES — 7.9%
Air Lease Corp., Cl A	168,388	7,873,823
Amentum Holdings, Inc. *	260,220	5,678,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
Expand Energy Corp.	351,590	$36,530,201
Franklin Resources, Inc.	1,155,379	21,674,910
Ivanhoe Electric, Inc. *	1,383,665	8,717,089
Newmont Corp. CDI	875,555	46,183,735
Range Resources Corp.	1,391,537	47,214,851
Royal Gold, Inc.	25,832	4,719,765
		178,592,374
TOTAL COMMON STOCK
(Cost $1,959,249,579)		1,922,449,837
PREFERRED STOCK — 1.7%
BRAZIL — 0.7%
Petroleo Brasileiro SA (D)	2,937,500	15,548,928

GERMANY — 0.8%
Draegerwerk & KGaA , 0.900%(A)	246,742	16,813,040

SOUTH KOREA — 0.2%
Samsung Electronics Co., Ltd. (D)	164,913	5,443,886

TOTAL PREFERRED STOCK
(Cost $31,192,334)		37,805,854
UNIT TRUST FUND — 1.3%
CANADA — 1.3%
Sprott Physical Uranium Trust *	1,918,757	28,643,565
TOTAL UNIT TRUST FUND
(Cost $15,867,681)		28,643,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

CONVERTIBLE BOND — 1.1%	Face Amount	Value
CANADA — 1.1%
Northern Dynasty Minerals, Ltd.
2.000%, 11/12/32(C)	$7,108,000	$23,857,575

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 13/11/14(B)(C)(E)	723,000	—
TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		23,857,575

	Number of
RIGHTS — 0.0%	Rights	Value
CANADA — 0.0%
Pan American Silver Corp., Expires 02/22/29 *(C)	2,385,283	861,803
TOTAL RIGHTS
(Cost $–)		861,803

	Number of
WARRANT — 0.0%	Warrants
CANADA — 0.0%
Bear Creek Mining Corp., Expires 10/05/28*	9,126,364	463,402

UNITED STATES — 0.0%
Ivanhoe Electric, Inc., Expires 02/17/26*	215,776	224,407
TOTAL WARRANTS
(Cost $536,704)		687,809

SHORT TERM INVESTMENT — 2.1%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.750%(F)	47,470,234	47,470,234

TOTAL SHORT TERM INVESTMENT
(Cost $47,470,234)		47,470,234
TOTAL INVESTMENTS— 91.7%
(Cost $2,062,147,532)		2,061,776,677
Other Assets and Liabilities, Net — 8.3%		187,470,525
NET ASSETS — 100.0%		$2,249,247,202

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

*	Non-income producing security.

†	Restricted Equity.

(A)	Affiliated investment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2025 was $90,628,650 and represents 4.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Rate unavailable.

(E)	Security in default on interest payments.

(F)	The rate reported is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Crest Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

The following is a summary of the level of inputs us as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$10,128,692	$—	$—	$10,128,692
Australia	3,655,426	34,001,848	—	37,657,274
Brazil	57,639,276	—	—	57,639,276
Canada	272,693,204	58,110	—	272,751,314
Chile	39,842,384	—	—	39,842,384
China	3,357,454	101,693,732	—	105,051,186
France	—	49,789,858	—	49,789,858
Germany	—	47,048,157	—	47,048,157
Hong Kong	—	79,073,254	—	79,073,254
Indonesia	—	11,789,901	—	11,789,901
Japan	—	98,472,553	—	98,472,553
Kazakhstan	—	64,613,025	—	64,613,025
Lebanon	—	—	2,285,495	2,285,495
Malaysia	—	17,680,457	—	17,680,457
Mexico	4,438,973	—	—	4,438,973
Philippines	9,002,000	—	—	9,002,000
Russia	—	—	91,729,316	91,729,316
Singapore	—	69,844,257	—	69,844,257
South Africa	—	146,455,588	—	146,455,588
South Korea	21,317,009	357,347,599	—	378,664,608
Sri Lanka	—	5,345,957	—	5,345,957
Thailand	—	15,440,643	—	15,440,643
Ukraine	—	26,254,689	—	26,254,689
United Kingdom	8,002,504	94,856,102	—	102,858,606
United States	132,408,639	46,183,735	—	178,592,374
Total Common Stock	562,485,561	1,265,949,465	94,014,811	1,922,449,837
Preferred Stock
Brazil	15,548,928	—	—	15,548,928
Germany	—	16,813,040	—	16,813,040
South Korea	—	5,443,886	—	5,443,886
Total Preferred Stock	15,548,928	22,256,926	—	37,805,854

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Unit Trust Fund
Canada	$28,643,565	$—	$—	$28,643,565
Convertible Bonds
Canada	—	—	23,857,575	23,857,575
India	—	—	—	—
Total Convertible Bonds	—	—	23,857,575	23,857,575
Rights
Canada	—	—	861,803	861,803
Warrants
Canada	—	463,402	—	463,402
United States	—	224,407	—	224,407
Total Warrants	—	687,809	—	687,809
Short Term Investment
United States	—	47,470,234	—	47,470,234
Total Investments in Securities	$606,678,054	$1,336,364,434	$118,734,189	$2,061,776,677

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Convertible
	Stock	Bond	Rights	Total
Beginning balance as of November 1, 2024	$69,137,121	$9,236,988	$1,121,083	$79,495,192
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	24,877,690	14,620,587	(259,280)	39,238,997
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance as of April 30, 2025	$94,014,811	$23,857,575	$861,803	$118,734,189
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$24,877,690	$14,620,587	$(259,280)	$39,238,997

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

As of April 30, 2025, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2025, were as follows:

		Acquisition
	Number of	Date/Right to
Description	Shares	Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	347,197	6/1/2021	$704,137	$23,926
Gabriel Resources, Ltd.	496,058	6/17/2022	834,788	34,184
			$1,538,925	$58,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through April 30, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2025	Dividend/ Interest Income
Aris Mining Corp.
$21,587,605	$2,078,583	$(7,463,534)	$2,725,905	$2,055,136	$20,983,695	$—
Astarta Holding PLC
4,975,134	—	—	—	4,268,806	9,243,940	—
Bear Creek Mining Corp.
4,854,135	—	—	—	(3,235,369)	1,618,766	—
DL E&C Co., Ltd.
21,875,340	3,321,269	(2,697,701)	(88,351)	9,089,581	31,500,138	375,018
Draegerwerk & KGaA
12,704,883	1,327,131	(2,720,134)	(20,588)	5,521,748	16,813,040	—
Empresa Nacional de Telecomunicaciones SA
—	21,121,633	—	—	(955,124)	20,166,509	1,073,896
Etalon Group PLC GDR
2,237,433	—	—	—	463,128	2,700,561	—
Euroapi SA
13,161,378	—	—	—	(2,629,096)	10,532,282	—
Gabriel Resources, Ltd.
537,213	—	—	—	(124,859)	412,354	—
Gabriel Resources, Ltd.
75,704	—	—	—	(17,594)	58,110	—
Golden Agri-Resources, Ltd.
58,331,485	—	—	—	(9,506,617)	48,824,868	—
Guangshen Railway Co., Ltd., Cl H
7,812,365	4,418,383	—	—	(2,532,605)	9,698,143	—
Hi Sun Technology China, Ltd.
4,536,374	—	—	—	(1,178,920)	3,357,454	—
Hyundai Department Store Co., Ltd.
18,062,628	7,084,378	(2,935,558)	(32,533)	6,204,929	28,383,844	683,775
International Tower Hill Mines, Ltd.
4,020,584	—	—	—	32,087	4,052,671	—
Kyorin Pharmaceutical Co., Ltd.
18,249,709	3,119,302	(929,885)	(549,656)	1,617,459	21,506,929	444,481
LG Uplus Corp.
57,914,588	24,254,130	(5,687,649)	(858,797)	10,985,685	86,607,957	2,797,655
Luks Group Vietnam Holdings Co., Ltd.
1,030,649	—	—	—	(147,170)	883,479	—
MHP SE (LSE Shares) GDR
13,444,898	—	—	—	3,340,801	16,785,699	—
MHP SE (USD Shares) GDR
180,260	—	—	—	44,790	225,050	—
Northern Dynasty Minerals, Ltd. (CAD)
1,155,855	—	—	—	2,137,834	3,293,689	—
Northern Dynasty Minerals, Ltd. (USD)
6,260,410	—	(6,910,001)	(282,899)	7,533,496	6,601,006	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2025
(Unaudited)

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2025	Dividend/ Interest Income
Novagold Resources, Inc.
$19,014,738	$4,320,544	$—	$—	$5,468,670	$28,803,952	$—
Paladin Energy, Ltd.
—	37,500,817	—	—	156,457	37,657,274	—
PHA Co., Ltd.
3,402,285	9,493	—	—	(78,780)	3,332,998	114,896
Seabridge Gold, Inc. (CAD)
24,791,390	—	—	—	(7,111,580)	17,679,810	—
Seabridge Gold, Inc. (USD)
22,323,943	18,092,732	—	—	(6,096,202)	34,320,473	—
Western Copper & Gold Corp.
4,302,843	1,614,098	—	—	224,983	6,141,924	—
Yellow Cake PLC
24,025,924	2,309,722	—	—	(4,081,990)	22,253,656	—
Yoma Strategic Holdings, Ltd.
4,074,266	—	—	—	(543,711)	3,530,555	—
Totals:
$374,944,019	$130,572,215	$(29,344,462)	$893,081	$20,905,973	$497,970,826	$5,489,721

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 71.4%	Shares	Value
AUSTRALIA — 0.8%
Paladin Energy, Ltd. (AUD) *	1,183,784	$4,441,805
Paladin Energy, Ltd. (CAD) *	48,196	176,199
		4,618,004
BRAZIL — 2.4%
Centrais Eletricas Brasileiras SA	982,660	7,603,077
Vale SA	619,100	5,769,750
		13,372,827
CANADA — 9.3%
Barrick Gold Corp.	827,157	15,749,069
Equinox Gold Corp. *	779,620	5,242,331
Ivanhoe Mines, Ltd., Cl A *	487,065	4,324,442
Lundin Mining Corp., Cl Common Subs. Receipt	269,699	2,206,735
MEG Energy Corp., Cl Common Subs. Receipt	479,078	6,720,853
NexGen Energy, Ltd. *	1,248,830	6,531,381
Novagold Resources, Inc. *	1,707,790	7,223,952
Nutrien, Ltd.	50,354	2,872,696
		50,871,459
CHILE — 1.0%
Sociedad Quimica y Minera de Chile SA ADR	162,017	5,540,981

CHINA — 4.9%
Baidu, Inc., Cl A *	929,450	10,249,064
CGN Power Co., Ltd., Cl H (A)	21,062,000	6,704,310
China Communications Services Corp., Ltd., Cl H	7,212,000	3,756,012
China Gas Holdings, Ltd.	1,651,200	1,492,905
China Reinsurance Group, Cl H	2,039,000	236,457
Guangshen Railway Co., Ltd., Cl H (B)	10,554,000	2,312,531
PAX Global Technology, Ltd.	3,664,000	2,206,436
		26,957,715
FRANCE — 1.4%
Carrefour SA	509,697	7,861,411

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
GERMANY — 2.7%
K+S AG	862,774	$15,048,393

HONG KONG — 3.5%
Bank of East Asia, Ltd.	543,200	746,868
CK Hutchison Holdings, Ltd.	2,511,500	14,162,548
First Pacific Co., Ltd.	2,392,000	1,609,500
K Wah International Holdings, Ltd.	2,019,000	452,358
SJM Holdings, Ltd. *	8,571,000	2,391,088
		19,362,362
INDONESIA — 0.2%
United Tractors TbK PT	932,400	1,274,236

JAPAN — 3.0%
Electric Power Development Co., Ltd.	156,500	2,747,429
Inpex Corp.	419,000	5,241,480
Kamigumi Co., Ltd.	118,300	2,895,931
Suzuken Co., Ltd.	40,300	1,455,944
West Japan Railway Co.	193,800	4,076,776
		16,417,560
KAZAKHSTAN — 3.8%
Halyk Savings Bank of Kazakhstan JSC GDR	172,738	4,196,370
NAC Kazatomprom JSC GDR	158,362	5,286,995
NAC Kazatomprom JSC GDR (A)	335,296	11,194,026
		20,677,391
RUSSIA — 6.9%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	770,085
Gazprom Neft PJSC (C)	2,817,940	5,783,650
Gazprom PJSC *(C)	8,122,810	4,472,796
Lenta International PJSC GDR *(C)	1,271,467	1,375,091
LSR Group PJSC, Cl A (C)	510,671	1,452,797
Moscow Exchange MICEX-RTS PJSC (C)	5,746,159	4,192,103
Polyus PJSC GDR *(C)	2,492,580	8,003,425
RusHydro PJSC *(C)	991,278,397	1,719,022
Sberbank of Russia PJSC (C)	8,292,394	9,354,731

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — continued
VTB Bank PJSC *(C)	2,329,481	$836,397
		37,960,097
SINGAPORE — 2.6%
Golden Agri-Resources, Ltd. (B)	76,439,700	14,051,304

SOUTH AFRICA — 7.4%
Anglo American Platinum, Ltd.	578,801	19,820,464
Impala Platinum Holdings, Ltd. *	3,209,516	19,087,400
Sibanye Stillwater, Ltd. *	1,324,310	1,513,027
		40,420,891
SOUTH KOREA — 11.5%
DL E&C Co., Ltd. (B)	180,968	5,531,218
GS Holdings Corp.	206,861	5,624,795
Hankook Tire & Technology, Ltd.	50,804	1,475,645
Korea Electric Power Corp. ADR	86,677	787,894
Korean Air Lines Co., Ltd.	138,295	2,038,863
KT Corp.	212,507	7,765,595
KT Corp. ADR	214,813	4,180,261
LG Corp.	215,830	10,107,091
LG Uplus Corp. (B)	2,647,922	22,357,951
Lotte Chemical Corp.	83,968	3,561,895
		63,431,208
THAILAND — 0.8%
Kasikornbank PCL	590,300	2,818,971
Siam Cement PCL	271,179	1,295,780
		4,114,751
UKRAINE — 0.7%
MHP SE GDR * (B)	787,575	3,971,677

UNITED KINGDOM — 4.5%
Glencore PLC	879,740	2,884,422
Schroders PLC	1,298,259	5,720,335
Vodafone Group PLC	6,816,609	6,698,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2025
(Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED KINGDOM — continued
Yellow Cake PLC *(A)	1,683,632	$9,692,951
		24,996,355
UNITED STATES — 4.0%
Air Lease Corp., Cl A	43,449	2,031,675
Newmont Corp. CDI	309,079	16,303,285
Royal Gold, Inc.	18,459	3,372,644
		21,707,604
TOTAL COMMON STOCK
(Cost $430,924,578)		392,656,226

PREFERRED STOCK — 1.5%
BRAZIL — 1.2%
Petroleo Brasileiro SA (D)	1,254,600	6,640,914

SOUTH KOREA — 0.3%
Samsung Electronics Co., Ltd. (D)	42,971	1,418,501

TOTAL PREFERRED STOCK
(Cost $7,349,081)		8,059,415

UNIT TRUST FUND — 1.3%
CANADA — 1.3%
Sprott Physical Uranium Trust *	495,095	7,390,871

TOTAL UNIT TRUST FUND
(Cost $6,727,907)		7,390,871

SHORT TERM INVESTMENT — 2.9%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.750%(E)	16,108,977	16,108,977

TOTAL SHORT TERM INVESTMENT
(Cost $16,108,977)		16,108,977
TOTAL INVESTMENTS— 77.1%
(Cost $461,110,543)		424,215,489
Other Assets and Liabilities, Net — 22.9%		126,049,408
NET ASSETS — 100.0%		$550,264,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2025
(Unaudited)

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2025 was $27,591,287 and represents 5.0% of Net Assets.

(B)	Affiliated investment.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Rate unavailable.

(E)	The rate reported is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

CDI — Crest Depositary Interest

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND APRIL 30, 2025 (Unaudited)

The following is a summary of the level of inputs us as of April 30, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$176,199	$4,441,805	$—	$4,618,004
Brazil	13,372,827	—	—	13,372,827
Canada	50,871,459	—	—	50,871,459
Chile	5,540,981	—	—	5,540,981
China	—	26,957,715	—	26,957,715
France	—	7,861,411	—	7,861,411
Germany	—	15,048,393	—	15,048,393
Hong Kong	—	19,362,362	—	19,362,362
Indonesia	—	1,274,236	—	1,274,236
Japan	—	16,417,560	—	16,417,560
Kazakhstan	—	20,677,391	—	20,677,391
Russia	—	—	37,960,097	37,960,097
Singapore	—	14,051,304	—	14,051,304
South Africa	—	40,420,891	—	40,420,891
South Korea	4,968,155	58,463,053	—	63,431,208
Thailand	—	4,114,751	—	4,114,751
Ukraine	—	3,971,677	—	3,971,677
United Kingdom	—	24,996,355	—	24,996,355
United States	5,404,319	16,303,285	—	21,707,604
Total Common Stock	80,333,940	274,362,189	37,960,097	392,656,226
Preferred Stock
Brazil	6,640,914	—	—	6,640,914
South Korea	—	1,418,501	—	1,418,501
Total Preferred Stock	6,640,914	1,418,501	—	8,059,415
Unit Trust Fund
Canada	7,390,871	—	—	7,390,871
Short Term Investment
United States	—	16,108,977	—	16,108,977
Total Investments in Securities	$94,365,725	$291,889,667	$37,960,097	$424,215,489

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND APRIL 30, 2025 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2024	$27,598,274
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	10,361,823
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of April 30, 2025	$37,960,097
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$10,361,823

For the six months ended April 30, 2025, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2024 through April 30, 2025 As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2024	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2025	Dividend/ Interest Income
DL E&C Co., Ltd.
$3,972,707	$71,892	$—	$—	$1,486,619	$5,531,218	$66,653
Golden Agri-Resources, Ltd.
16,787,212	—	—	—	(2,735,908)	14,051,304	—
Guangshen Railway Co., Ltd., Cl H
2,931,024	—	—	—	(618,493)	2,312,531	—
LG Uplus Corp.
14,590,576	6,088,510	(1,019,769)	(69,246)	2,767,880	22,357,951	752,502
MHP SE GDR
3,181,207	—	—	—	790,470	3,971,677	—
Totals:
$41,462,726	$6,160,402	$(1,019,769)	$(69,246)	$1,690,568	$48,224,681	$819,155

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $1,543,500,708 and $415,443,968)	$1,563,805,851	$375,990,808
Affiliated Investments, at Value (Cost $518,646,824 and $45,666,575)	497,970,826	48,224,681
Cash	134,187,134	109,889,241
Foreign Currency, at Value (Cost $9,910,829 and $1,717,691)	9,957,884	1,716,803
Receivable for Investment Securities Sold	46,562,227	14,887,437
Dividend and Interest Receivable	4,045,798	1,143,951
Receivable for Capital Shares Sold	3,728,224	707,924
Reclaim Receivable	1,147,499	289,925
Dividend and Interest Receivable from Affiliated Investments	465,542	—
Receivable for Investment Securities Sold from Affiliated Investments	291,709	—
Unrealized Gain on Foreign Spot Currency Contracts	—	2,454
Prepaid Expenses	34,666	17,328
Total Assets	2,262,197,360	552,870,552

Liabilities:
Payable for Investment Securities Purchased	9,286,445	1,505,444
Payable for Investment Securities Purchased from Affiliated Investments	62,678	—
Payable for Capital Shares Redeemed	1,567,810	530,440
Unrealized Loss on Foreign Spot Currency Contracts	29,367	—
Payable due to Adviser	1,549,727	385,707
Payable due to Administrator	124,527	31,275
Distribution Fees Payable (Class A Shares)	16,001	2,531
Payable due to Trustees	10,204	2,655
Chief Compliance Officer Fees Payable	5,042	1,349
Other Accrued Expenses and Other Payables	298,357	146,254
Total Liabilities	12,950,158	2,605,655

Commitments and Contingencies†
Net Assets	$2,249,247,202	$550,264,897

Net Assets Consist of:
Paid-in Capital	$2,144,554,532	$551,488,555
Total Distributable Earnings/( Loss)	104,692,670	(1,223,658)
Net Assets	$2,249,247,202	$550,264,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$88,767,775	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	6,825,403		N/A
Net Asset Value Offering and Redemption Price, Per Share*	$13.01	$	N/A
Maximum Offering Price Per Share ($13.01/94.25%)	$13.80	$	N/A
Class I Shares:
Net Assets	$2,160,479,427		$536,497,983
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	167,143,852		36,241,078
Net Asset Value Offering and Redemption Price, Per Share	$12.93		$14.80
Investor Shares:
Net Assets	N/A		13,766,914
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	N/A		935,125
Net Asset Value Offering and Redemption Price, Per Share	N/A		14.72

*	Class A Shares are subject to a contingent deferred sales change of 0.75% if over $1 million but less than $4 million, plus 0.50% of the amount over $4 million but less than $50 million, plus 0.25% of the amount over $50 million, if you redeem any of your Class A Shares within 18 months of purchase.
†	See Note 5 in the Notes to Financial Statements.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
FOR THE SIX MONTHS
ENDED APRIL 30, 2025
(Unaudited)

STATEMENTS OF OPERATIONS

	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$25,019,948	$5,900,604
Dividends from Affiliated Investments	5,489,721	819,155
Interest	3,397,048	2,238,516
Less: Foreign Taxes Withheld	(4,209,567)	(828,564)
Total Investment Income	29,697,150	8,129,711

Expenses:
Investment Advisory Fees	8,923,282	2,258,558
Administration Fees	720,753	184,841
Distribution Fees (Class A Shares)	99,004	14,513
Trustees' Fees	19,456	5,043
Chief Compliance Officer Fees	6,242	1,595
Custodian Fees	237,111	91,686
Legal Fees	86,820	22,585
Transfer Agent Fees	73,679	35,897
Printing Fees	56,050	32,714
Registration and Filing Fees	31,211	24,068
Audit Fees	22,501	17,040
Other Expenses	30,857	8,364
Total Expenses	10,306,966	2,696,904

Less:
Fees Paid Indirectly — Note 4	(27,719)	(5,462)
Net Expenses	10,279,247	2,691,442
Net Investment Income	19,417,903	5,438,269

Net Realized Gain (Loss) on:
Investments	151,943,008	35,473,864
Affiliated Investments	893,081	(69,246)
Purchased Options	15,641,188	4,729,139
Foreign Currency Transactions	(429,836)	(62,346)
Net Realized Gain	168,047,441	40,071,411

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(29,489,906)	(11,227,962)
Affiliated Investments	20,905,973	1,690,568
Purchased Options	4,313,373	1,147,831
Foreign Currency Transactions	234,834	39,914
Net Change in Unrealized Depreciation	(4,035,726)	(8,349,649)
Net Realized and Unrealized Gain	164,011,715	31,721,762
Net Increase in Net Assets Resulting from Operations	$183,429,618	$37,160,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$19,417,903	$42,863,057
Net Realized Gain	168,047,441	149,681,841
Net Change in Unrealized Appreciation (Depreciation)	(4,035,726)	60,194,390

Net Increase in Net Assets Resulting From Operations	183,429,618	252,739,288
Distributions:
Class A Shares	(4,021,530)	(6,384,934)
Class I Shares	(103,389,651)	(168,298,758)

Total Distributions	(107,411,181)	(174,683,692)

Capital Share Transactions:(1)
Class A Shares
Issued	9,793,191	14,368,898
Reinvestment of Distributions	3,526,639	5,410,789
Redeemed	(10,183,503)	(20,791,193)
Net Class A Share Transactions	3,136,327	(1,011,506)
Class I Shares
Issued	236,356,482	290,451,543
Reinvestment of Distributions	75,623,886	123,634,776
Redeemed	(310,287,703)	(440,404,257)
Net Class I Share Transactions	1,692,665	(26,317,938)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	4,828,992	(27,329,444)

Total Increase in Net Assets	80,847,429	50,726,152

Net Assets:
Beginning of Period	2,168,399,773	2,117,673,621
End of Period	$2,249,247,202	$2,168,399,773

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$5,438,269	$14,019,637
Net Realized Gain	40,071,411	28,805,676
Net Change in Unrealized Appreciation (Depreciation)	(8,349,649)	11,688,432

Net Increase in Net Assets Resulting From Operations	37,160,031	54,513,745
Distributions:
Class I Shares	(18,465,823)	(61,775,890)
Investor Shares	(418,278)	(1,861,147)

Total Distributions	(18,884,101)	(63,637,037)

Capital Share Transactions:(1)
Class I Shares
Issued	122,479,906	198,365,391
Reinvestment of Distributions	12,245,466	42,858,246
Redeemed	(183,706,356)	(201,284,218)
Net Class I Share Transactions	(48,980,984)	39,939,419
Investor Shares
Issued	4,244,470	3,647,547
Reinvestment of Distributions	412,552	1,845,583
Redeemed	(1,624,185)	(10,308,749)
Net Investor Share Transactions	3,032,837	(4,815,619)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(45,948,147)	35,123,800

Total Increase (Decrease) in Net Assets	(27,672,217)	26,000,508

Net Assets:
Beginning of Period	577,937,114	551,936,606
End of Period	$550,264,897	$577,937,114

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class A Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Period	$12.56	$12.12	$11.56	$15.91	$11.45	$9.75
Income (Loss) from Investment Operations:

Net Investment Income*	0.10	0.21	0.27	0.12	0.12	0.11
Net Realized and Unrealized Gain (Loss)	0.96	1.20	1.77	(3.21)	4.94	1.86
Total from Investment Operations	1.06	1.41	2.04	(3.09)	5.06	1.97
Dividends and Distributions:

Net Investment Income	(0.50)	(0.54)	(0.05)	(0.73)	(0.35)	(0.27)
Capital Gains	(0.11)	(0.43)	(1.43)	(0.53)	(0.25)	—
Total Dividends and Distributions	(0.61)	(0.97)	(1.48)	(1.26)	(0.60)	(0.27)
Net Asset Value, End of Period	$13.01	$12.56	$12.12	$11.56	$15.91	$11.45
Total Return†	9.18%	12.27%	18.83%	(20.79)%	45.38%	20.64%
Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$88,768	$82,424	$80,526	$70,443	$105,632	$59,266
Ratio of Expenses to Average Net Assets(1)	1.25%††	1.26%	1.28%	1.26%	1.28%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.25%††	1.26%	1.28%	1.26%	1.28%	1.30%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.77%	2.26%	0.87%	0.81%	1.01%
Portfolio Turnover Rate	27%§	43%	39%	58%	45%	50%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class I Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Period	$12.50	$12.07	$11.52	$15.87	$11.41	$9.73
Income (Loss) from Investment Operations:

Net Investment Income*	0.11	0.24	0.29	0.15	0.15	0.13
Net Realized and Unrealized Gain (Loss)	0.96	1.19	1.77	(3.20)	4.93	1.85
Total from Investment Operations	1.07	1.43	2.06	(3.05)	5.08	1.98
Dividends and Distributions:

Net Investment Income	(0.53)	(0.57)	(0.08)	(0.77)	(0.37)	(0.30)
Capital Gains	(0.11)	(0.43)	(1.43)	(0.53)	(0.25)	—
Total Dividends and Distributions	(0.64)	(1.00)	(1.51)	(1.30)	(0.62)	(0.30)
Net Asset Value, End of Period	$12.93	$12.50	$12.07	$11.52	$15.87	$11.41
Total Return†	9.36%	12.51%	19.15%	(20.64)%	45.83%	20.81%
Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$2,160,479	$2,085,976	$2,037,148	$1,741,051	$2,262,284	$1,092,683
Ratio of Expenses to Average Net Assets(1)	1.00%††	1.01%	1.03%	1.01%	1.03%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.00%††	1.01%	1.03%	1.01%	1.03%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.02%	2.46%	1.13%	1.06%	1.25%
Portfolio Turnover Rate	27%§	43%	39%	58%	45%	50%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Class I Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020
Net Asset Value, Beginning of Period	$14.40	$14.73	$12.51	$17.42	$13.21		$12.38
Income (Loss) from Investment Operations:

Net Investment Income*	0.14	0.35	0.40	0.15	0.14		0.14
Net Realized and Unrealized Gain (Loss)	0.78	1.04	2.16	(4.13)	4.50		1.01
Total from Investment Operations	0.92	1.39	2.56	(3.98)	4.64		1.15
Dividends and Distributions:

Net Investment Income	(0.46)	(0.63)	(0.16)	(0.34)	(0.26)		(0.16)
Capital Gains	(0.06)	(1.09)	(0.18)	(0.59)	(0.17)		(0.16)
Total Dividends and Distributions	(0.52)	(1.72)	(0.34)	(0.93)	(0.43)		(0.32)
Net Asset Value, End of Period	$14.80	$14.40	$14.73	$12.51	$17.42		$13.21
Total Return†	6.91%	10.14%	20.65%	(24.02)%	35.71%		9.41%
Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$536,498	$567,832	$536,171	$502,671	$565,278		$215,822
Ratio of Expenses to Average Net Assets(1)	1.03%††	1.04%	1.04%	1.04%	1.09	%(2)	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.03%††	1.04%	1.04%	1.04%	1.06%		1.11%
Ratio of Net Investment Income to Average Net Assets	2.09%	2.54%	2.77%	1.06%	0.83%		1.11%
Portfolio Turnover Rate	25%§	42%	53%	62%	56%		61%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Investor Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021		Year Ended October 31, 2020
Net Asset Value, Beginning of Period	$14.31	$14.65	$12.44	$17.36	$13.18		$12.36
Income (Loss) from Investment Operations:

Net Investment Income*	0.13	0.30	0.36	0.13	0.11		0.13
Net Realized and Unrealized Gain (Loss)	0.77	1.05	2.16	(4.14)	4.48		0.98
Total from Investment Operations	0.90	1.35	2.52	(4.01)	4.59		1.11
Dividends and Distributions:

Net Investment Income	(0.43)	(0.60)	(0.13)	(0.32)	(0.24)		(0.13)
Capital Gains	(0.06)	(1.09)	(0.18)	(0.59)	(0.17)		(0.16)
Total Dividends and Distributions	(0.49)	(1.69)	(0.31)	(0.91)	(0.41)		(0.29)
Net Asset Value, End of Period	$14.72	$14.31	$14.65	$12.44	$17.36		$13.18
Total Return†	6.70%	9.83%	20.40%	(24.26)%	35.39%		9.12%
Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$13,767	$10,105	$15,766	$11,521	$7,336		$1,383
Ratio of Expenses to Average Net Assets(1)	1.28%††	1.29%	1.29%	1.29%	1.34	%(2)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.28%††	1.29%	1.29%	1.29%	1.31%		1.36%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.18%	2.56%	0.87%	0.68%		1.02%
Portfolio Turnover Rate	25%§	42%	53%	62%	56%		61%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is to provide long-term capital appreciation. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. Kopernik Global Investors, LLC serves as the Funds investment adviser (the “Adviser”). The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 27, 2018, the Kopernik International Fund Class A shares were re-designated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $118,958,596 or 5.3% of the Fund’s net assets. As of April 30, 2025, the Kopernik International Fund valued in accordance with fair value procedures was $37,960,097 or 6.9% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2025. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund
Asset	Fair Value at April 30, 2025	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$91,729,316	Fair Valued	Discount Rate	70%
Common Stock	$2,285,495	Fair Valued	Discount Rate	85%
Convertible Bond	$23,857,575	Valuation Model	Credit Spread, Volatility	13%, 60%
Rights	$861,803	Recent Trade	Alternate Exchange Price	$0.47

Kopernik International Fund
Asset	Fair Value at April 30, 2025	Valuation Techniques	Unobservable Inputs	Inputs
Common Stock	$37,960,097	Fair Valued	Discount Rate	70%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more -likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

As of and during the six months ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2025, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2025.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund had open option contracts as of April 30, 2025 as disclosed in the Funds’ Schedule of Investments.

For the six months ended April 30, 2025, the quarterly average balances of options held by the Funds were as follows:

Kopernik Global All-Cap Fund

Average Quarterly Market Value Contracts Purchased	$17,840,791

Average Quarterly Market Value Contracts Written	$—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

Kopernik Global International Fund

Average Quarterly Market Value Contracts Purchased	$4,628,646

Average Quarterly Market Value Contracts Written	$—

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the six months ended April 30, 2025, Kopernik Global All-Cap Fund Class A Shares did not have any redemption fees.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2025, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $720,753 and $184,841, respectively, for these services.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust.

During the six months ended April 30, 2025, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $ 27,719 and $ 5,462, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2026 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2025. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026. During the six months ended April 30, 2025, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%

N/A - Not Applicable

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

For the six months ended April 30, 2025, the Funds have completed recapturing previously waived fees by the Adviser.

6.	Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2025.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$15,641,188	$—	$—	$—	$—	$15,641,188
Total	$15,641,188	$—	$—	$—	$—	$15,641,188

Kopernik International Fund
Equity contracts	$4,729,139	$—	$—	$—	$—	$4,729,139
Total	$4,729,139	$—	$—	$—	$—	$4,729,139

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Kopernik Global All-Cap Fund
Equity contracts	$4,313,373	$—	$—	$—	$—	$4,313,373
Total	$4,313,373	$—	$—	$—	$—	$4,313,373

Kopernik International Fund
Equity contracts	$1,147,831	$—	$—	$—	$—	$1,147,831
Total	$1,147,831	$—	$—	$—	$—	$1,147,831

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

7.	Share Transactions:

Kopernik Global All-Cap Fund	Six Month Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Shares Transactions:
Class A Shares
Issued	799,203	1,206,655
Reinvestment of Distributions	315,418	454,678
Redeemed	(853,883)	(1,742,457)
Increase (Decrease) in Class A Shares	260,738	(81,124)
Class I Shares
Issued	19,793,323	24,559,241
Reinvestment of Distributions	6,811,983	10,449,015
Redeemed	(26,325,944)	(36,946,189)
Increase (Decrease) in Class I Shares	279,362	(1,937,933)

Kopernik International Fund	Six Month Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Shares Transactions:
Class I Shares
Issued	9,118,287	14,356,791
Reinvestment of Distributions	954,279	3,062,581
Redeemed	(13,251,937)	(14,391,280)
Increase (Decrease) in Class I Shares	(3,179,371)	3,028,092
Investor Shares
Issued	315,179	262,968
Reinvestment of Distributions	32,325	132,548
Redeemed	(118,455)	(765,697)
Increase (Decrease) in Investor Shares	229,049	(370,181)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

8.	Investment Transactions:

For the six month ended April 30, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$579,100,640	$494,980,541
Kopernik International Fund	102,298,409	129,648,743

There were no purchases or sales of long-term U.S. Government securities.

9.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in Passive Foreign Investment Companies (“PFICs”), distribution reclassification and foreign currency. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

During the year ended October 31, 2024, there were no permanent differences for the Funds.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2024 and October 31, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2024	$116,896,275	$57,787,417	$174,683,692
2023	25,819,341	175,066,572	200,885,913

Kopernik International Fund
2024	42,758,400	20,878,637	63,637,037
2023	7,352,357	8,179,428	15,531,785

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$85,288,814	$15,374,671
Undistributed Long-Term Capital Gains	19,009,923	2,211,166
Unrealized Depreciation	(75,624,493)	(37,085,424)
Other Temporary Differences	(11)	(1)
Total Distributable Earnings/(Accumulated Losses)	$28,674,233	$(19,499,588)

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in derivatives, passive foreign investment companies and losses from wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Kopernik Global All-Cap Fund	$2,062,147,532	$381,942,934	$(382,313,789)	$(370,855)
Kopernik International Fund	461,110,543	59,995,645	(96,890,699)	(36,895,054)

10.	Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds' performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

11.	Concentration of Shareholders:

At April 30, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	2	48%
Kopernik Global All-Cap Fund, Class I Shares	4	65%
Kopernik International Fund, Class I Shares	3	67%
Kopernik International Fund, Investor Class Shares	2	82%

12.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13.	Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser, acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Effective as of the close of business on July 31, 2025 (the “Effective Date”), Kopernik Global All-Cap Fund (the “Fund”) will be closed to certain new investments because the Adviser, the Fund’s investment adviser, believes that carefully managing the Fund’s capacity provides the opportunity to continue to invest in the most attractively priced companies it can find and maintain the ability to take advantage of investments across different markets, countries, industry/sectors, and across the market capitalization spectrum.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025

While any existing shareholder may continue to reinvest Fund dividends and distributions, other new investments in the Fund may only be made by those investors within the following categories:

●	Direct shareholders of the Fund as of the Effective Date and the date of the new investment;

●	Participants in qualified retirement plans that offer shares of the Fund as an investment option as of the Effective Date; and

●	Trustees and officers of the Trust, employees of the Adviser, and their immediate family members.

The Fund reserves the right to modify the above criteria, suspend all sales of new shares or reject any specific purchase order for any reason.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTES

NOTES

NOTES

Kopernik Funds

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, FL 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025